LONG-TERM DEBT	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT
LONG-TERM DEBT
10. LONG-TERM DEBT

	As of December 31,
	2016	2017
Long-term borrowings collateralized by vehicles	292,605,866	213,703,954
Long-term bank borrowings collateralized by receivables	189,427,307	40,995,042
Entrusted long-term borrowing from a related party	100,000,000	100,000,000
Long-term borrowings from banks or financing companies	125,000,000	476,503,365
Syndicated loan	1,010,689,797	-
2018 Senior Notes	1,356,213,357	1,292,029,030
2022 Senior Notes	-	2,562,424,523
Subtotal	3,073,936,327	4,685,655,914
Less: Current portion of long-term debt	(306,113,338)	(1,728,599,440)
Total long-term debt	2,767,822,989	2,957,056,474

Long-term borrowings collateralized by vehicles

In connection with the purchase of vehicles, the Company entered into borrowing agreements from 2013 to 2017 with several third-party financing companies for an aggregate principal amount of RMB744,203,883. Principal and interest are payable monthly. As of December 31, 2016, and 2017, the borrowings bear the interest at a range of 5.20%-9.12% per annum. These borrowings were collateralized by vehicles and in-car equipment with an aggregate initial cost of RMB402,951,830. During 2016 and 2017, the Company early repaid part of these borrowings. Due to the early repayment, as of December 31, 2016 and 2017, total principal amounts outstanding under these agreements were RMB74,605,866, and RMB33,703,954, respectively.

In July 2015, the Company entered into a five-year framework agreement with a bank, which includes various financing products for an aggregate amount of RMB1.5 billion. In January 2016, in connection with purchase of vehicles, the Company drew down an aggregate amount of RMB220 million in bank loans under this framework agreement. The loan bears an initial interest rate of 5.225% per annum and the interest rate is adjusted annually based on the published People’s Bank of China interest rate with equivalent term. The principal and interest are payable semi-annually over three years from the borrowing commencement date. The borrowing was collateralized by vehicles with an aggregate initial cost of RMB136,290,802. As of December 31, 2016 and 2017, total principal amounts outstanding under these agreements were RMB218,000,000 and RMB180,000,000 respectively, bearing interest at 5.225% per annum.

Long-term bank borrowings collateralized by receivables

In 2014 and 2015, in connection with the purchase of vehicles, a wholly-owned subsidiary of the Company entered into eight long-term loan agreements with a bank. As of December 31, 2016 and 2017, the principal amounts outstanding under these agreements were RMB121,330,685 and RMB10,167,665, respectively. As of December 31, 2016 and 2017, the loans bear interest rates at 5.225% and 4.75% per annum. The interest rates are adjusted annually based on the published People’s Bank of China interest rate with equivalent terms. The principal and interest are payable monthly over three years. This long-term bank borrowing is pledged with receivables due from another wholly-owned subsidiary of the Company.

In September 2014, in connection with the purchase of vehicles, a wholly-owned subsidiary of the Company entered into a long-term loan facility agreement with a bank for which up to RMB155,000,000 was made available to the Company with a floating interest rate. As of December 31, 2016 and 2017, the principal amounts outstanding under this agreement were RMB68,096,622 and RMB30,827,377, respectively with interest rate of 4.9875% per annum. The principal and interest are payable monthly over four to five years. This long-term bank borrowing is pledged with receivables due from another wholly-owned subsidiary of the Company.

Entrusted long-term borrowing from a related party

In April 2015, in connection with the purchase of vehicles, the Company entered into a entrusted long-term loan agreement with related party, Ctrip Travel Information Technology (Shanghai) Co., Ltd. for which a total loan facility up to RMB300,000,000 was made available to the Company. In October 2016, the Company repaid RMB200,000,000 originally due in 2018. Due to the early repayment, the principal amounts outstanding under this agreement were RMB100,000,000 and RMB100,000,000 as of December 31, 2016 and 2017, respectively with interest rate of 6.90% per annum. The remaining principal is payable at the end of the borrowing term, which was three years from the contract date, and interest amounts are payable quarterly over the term of the borrowing arrangement.

Long-term borrowings from banks or financing companies

In December 2016, the Company entered into a long-term loan agreement with a bank which a total loan facility up to RMB300,000,000 was made available to the Company. As of December 31, 2016 and 2017, the principal amounts outstanding under this agreement were RMB125,000,000 and RMB134,670,687, respectively, with interest rate of 4.9875% per annum. The principal and interest are payable quarterly over three years.

In May 2017, the Company entered into a long-term loan agreement with a bank for principle amount of RMB100,000,000. As of December 31, 2017, the principal amounts outstanding under this agreement were RMB95,000,000 with interest rate of 4.9875% per annum. The interest rate is adjusted annually based on the published People’s Bank of China interest rate with equivalent terms. The principal and interest are payable quarterly over three years.

In June 2017, the Company entered into a long-term loan agreement with a bank which a total loan facility up to RMB50,000,000. As of December 31, 2017, the principal amounts outstanding under this agreement were RMB41,666,667 with an interest rate of 4.9875% per annum. The principal and interest are payable quarterly over three years.

In August 2017, the Company entered into a long-term loan agreement with a bank for principle amount of RMB100,000,000. As of December 31, 2017, the principal amounts outstanding under this agreement were RMB90,000,000 with an interest rate of 4.75% per annum. The interest rate is adjusted annually based on the published People’s Bank of China interest rate with equivalent terms. The principal and interest are payable quarterly over three years.

In September 2017, in connection with the purchase of vehicles, the Company entered into long-term borrowing agreements with a third-party financing company for an aggregate principal amount of RMB123,918,976. Principal and interest are payable monthly over five years and the borrowings bear interest at 6.00% per annum. The principal amounts outstanding under these agreements as of December 31, 2017 were RMB115,166,011.

With respect to all aforementioned arrangements, the undrawn loan facilities available to the Company totaled RMB63,358,721 and RMB202,605,274 as of December 31, 2016 and 2017, respectively.

The Company’s short-term and long-term borrowing arrangements include certain restrictive covenants that, among other things, limit the Company’s ability to incur additional indebtedness or create new mortgages or charges, request the Company to maintain its shareholding structure and make timely reports. Certain borrowing covenants also post restrictions on the use of proceeds and asset sales, and require the Company to provide notice or obtain consent for significant corporate events. The Company’s borrowing agreements contain restrictions on the Company’s ability to transfer cash between the Company’s subsidiaries. As a result of these restrictions, although the Company’s overall liquidity may be sufficient to satisfy the Company’s obligations, the Company may be limited by covenants in some of the Company’s borrowing agreements from transferring cash to other subsidiaries that might require funds. In addition, cross default provisions in the Company’s other indebtedness may be triggered if the Company defaults on any of these debt agreements. The Company did not violate any financial covenants during the years ended December 31, 2016 and 2017.

US$150 million syndicated loan

In August 2016, the Company signed a three-year syndicated loan agreement (the “Facility Agreement”) with a syndicate of lead arrangers, which provided for a US$110 million facility (the "Initial Facility") and a US$40 million greenshoe facility (the "Greenshoe"). In September 2016, the Company drew down the entire US$150 million including the greenshoe facility under the facility agreement. As of December 31, 2016, the principal amounts outstanding under Facility Agreement were US$150,000,000. The proceeds of the loan are used to (1) refinance existing indebtedness; (2) capital expenditure; (3) to fund interest reserve account; (4) to pay all transaction-related fees; and (5) general corporate purposes. The loan bears a floating interest rate of LIBOR + 3.50% margin per annum and is repayable over a three-year period. The loan was guaranteed by the Company’s offshore subsidiaries. The Company is required to maintain a certain balance of cash deposit in the interest reserve account collateralized in favor of the lenders in connection with these facilities. Such required balance needs to cover the interest payable in 3 month time. As of December 31, 2016, such required cash deposit of US$1,547,240 was classified as restricted cash on the consolidated balance sheet. The loan Agreement contains financial covenants requiring the Company to maintain a certain leverage ratio. The Company was compliant with these covenants as of December 31, 2016. In August 2017, the Company early repaid all outstanding borrowings under the syndication loan originally due in 2019 through directly deducting from the offering proceeds from its issuance of 2022 Senior Note.

2018 Senior Notes:

On December 8, 2015, the Company issued senior unsecured notes with an aggregate principal amount of RMB1,281,560,000 (US$200,000,000) which will mature on December 8, 2018 (the “Notes”). The issuance price of the Notes was 99.342% of par value. The Notes bear a fixed interest rate of 7.5% per annum, yielding 7.75%, with interest payable semi-annually in arrears. The Notes were issued as unregistered securities to qualified institutional buyers and offshore investors under provisions granting relief from registration under the Securities Act of 1933. The Notes have a trading market on the Stock Exchange of Hong Kong Limited.

The Notes are general obligations of the Company and are (i) subordinated to secured obligations of the Company, (ii) senior in right of payment to any existing and future obligations of the Company expressly subordinated in right of payment; (iii) guaranteed by certain subsidiary guarantors on a senior basis, subject to certain limitations, and (iv) effectively subordinated to all existing and future obligations of the non-guarantor subsidiaries. The Notes have been guaranteed as to payment by the Company’s offshore subsidiaries eHi Hong Kong, L&L Financial Leasing Holding Limited, and Brave Passion Limited.

Redemption

As described below, the Notes may be repurchased prior to the maturity date at the option of the Company. The holders of the Notes may not redeem the Notes prior to the maturity date, except in the case of a change in control.

Contingent redemption option available to holders

If a change of control triggering event, generally defined as a merger or acquisition or other fundamental corporate event, were to occur, the holders have the option to require the Company to purchase all outstanding Notes at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest, if any, to (but not including) the date of repurchase.

Repurchase options available to the Company

The Company may redeem the Notes, in whole but not in part, at any time at a redemption price equal to 100% of the principal amount of the Notes redeemed plus the greater of (1) 1.00% of the principal amount, or (2) the excess, if any, of (i) the present value at such redemption date of the redemption price of such Note on December 8, 2018, plus all required remaining scheduled interest payments due on such Notes (but excluding accrued and unpaid interest to the redemption date) through December 8, 2018, computed using a discount rate equal to a defined US Treasury security rate plus 100 basis points, over (ii) the principal amount of such Notes on such redemption date, and accrued and unpaid interest, if any, to (but not including) the redemption date.

The Company may redeem up to 35% of the aggregate principal amount of the Notes with the net cash proceeds of one or more sales of common stock of the Company in an equity offering at a redemption price of 107.50% of the principal amount of the Notes redeemed, plus accrued and unpaid interest, if any, to (but not including) the redemption date; provided that at least 65% of the aggregate principal amount of the Notes remains outstanding after each such redemption and any such redemption takes place within 60 days after the closing of the related equity offering.

The Company evaluated the redemption features and concluded that such features did not need to be bifurcated from the Notes and separately accounted for as derivatives.

The Notes contain restrictive covenants including, among others, limitations on liens, consolidation, investment, merger and sale of the Company's assets, maintenance of a fixed charge coverage ratio, and limitations on asset sales or use of proceeds.

The debt issuance costs of RMB34,538,769 and debt discount of RMB8,432,665 associated with the Notes, reflected as a reduction to the face value of the Notes, are being amortized over the three-year contractual life of the Notes under the effective interest method, as the Company concluded that redemption prior to the contractual maturity is not probable. The effective interest rate of the Notes is 8.99%, including the interest charged on the Notes as well as amortization of the debt issuance costs and debt discount. The Senior Notes proceeds were received by the Company’s offshore subsidiary eHi Hong Kong.

2022 Senior Notes:

On August 14, 2017, the Company issued senior unsecured notes with an aggregate principal amount of RMB2,667,560,000 (US$400,000,000) which will mature on August 14, 2022 (the “2022 Senior Notes”) and early repaid all outstanding borrowings under the syndicated loan concurrently by directly deducting from the issuance proceeds. The issuance price of the 2022 Senior Notes was 100.00% of par value. The 2022 Senior Notes bear a fixed interest rate of 5.875% per annum, yielding 5.875%, with interest payable semi-annually in arrears. The 2022 Senior Notes were issued as unregistered securities to qualified institutional buyers and offshore investors under provisions granting relief from registration under the Securities Act of 1933. The 2022 Senior Notes have a trading market on the Singapore Exchange Securities Trading Limited.

The 2022 Senior Notes are general obligations of the Company and are (i) senior in right of payment to any existing and future obligations of the Company expressly subordinated in right of payment; (ii) guaranteed by certain subsidiary guarantors on a senior basis, subject to certain limitations, (iii) subordinated to secured obligations of the Company, and (iv) effectively subordinated to all existing and future obligations of the non-guarantor subsidiaries. The 2022 Senior Notes have been guaranteed as to payment by the Company’s offshore subsidiaries eHi Hong Kong, L&L Financial Leasing Holding Limited, and Brave Passion Limited.

Redemption

As described below, the 2022 Senior Notes may be repurchased prior to the maturity date at the option of the Company. The holders of the Notes may not redeem the 2022 Senior Notes prior to the maturity date, except in the case of a change in control.

Contingent redemption option available to holders

If a change of control triggering event, generally defined as a merger or acquisition or other fundamental corporate event, were to occur, the holders have the option to require the Company to purchase all outstanding 2022 Senior Notes at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest, if any, to (but not including) the date of repurchase.

Repurchase options available to the Company

The Company may redeem the 2022 Senior Notes on or after August 14, 2020, in whole or in part, at a redemption price equal to 102.938% and 101.469% of the principal amount during the 12-month period commencing on August 14, 2020 and August 14, 2021, respectively, plus accrued and unpaid interest, if any, to (but not including) the redemption date.

The Company may redeem the 2022 Senior Notes prior to August 14, 2022, in whole but not in part, at any time at a redemption price equal to 100% of the principal amount of the 2022 Senior Notes redeemed plus the greater of (1) 1.00% of the principal amount, or (2) the excess, if any, of (i) the present value at such redemption date of the redemption price of such 2022 Senior Note on August 14, 2020, plus all required remaining scheduled interest payments due on such 2022 Senior Notes (but excluding accrued and unpaid interest to the redemption date) through August 14, 2020, computed using a discount rate equal to a defined US Treasury security rate plus 100 basis points, over (ii) the principal amount of such 2022 Senior Notes on such redemption date, and accrued and unpaid interest, if any, to (but not including) the redemption date.

The Company may redeem up to 35% of the aggregate principal amount of the 2022 Senior Notes with the net cash proceeds of one or more sales of common stock of the Company in an equity offering at a redemption price of 105.875% of the principal amount of the 2022 Senior Notes redeemed, plus accrued and unpaid interest, if any, to (but not including) the redemption date; provided that at least 65% of the aggregate principal amount of the 2022 Senior Notes remains outstanding after each such redemption and any such redemption takes place within 60 days after the closing of the related equity offering.

The Company evaluated the redemption features and concluded that such features did not need to be bifurcated from the 2022 Senior Notes and separately accounted for as derivatives.

The 2022 Senior Notes contain restrictive covenants including, among others, limitations on liens, consolidation, investment, merger and sale of the Company's assets, maintenance of a fixed charge coverage ratio, and limitations on asset sales or use of proceeds.

The debt issuance costs of RMB55,935,648 associated with the 2022 Senior Notes, reflected as a reduction to the face value of the 2022 Senior Notes, are being amortized over the five-year contractual life of the2022 Senior Notes under the effective interest method, as the Company concluded that redemption prior to the contractual maturity is not probable. The effective interest rate of the 2022 Senior Notes is 6.46%, including the interest charged on the 2022 Senior Notes as well as amortization of the debt issuance costs. The 2022 Senior Notes proceeds were received by the Company’s offshore subsidiary eHi Hong Kong.

Future principal maturities of long-term debt as of December 31, 2017 are as follows:

Years Ended December 31,	Amount (RMB)
2018	1,743,425,515
2019	238,098,275
2020	156,518,571
2022	2,613,680,000
Total	4,751,722,361